Income Taxes - Summary of Valuation Allowance of Deferred Tax Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Valuation Allowance [Abstract]
Balance at beginning of period	$ 5,070	$ 27,013
Increases to allowance	650	5,050
Balance at end of period	$ 5,720	$ 32,063